Right-of-use asset and lease liability (Details 3) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Lease Consideration [Member]
Disclosure of detailed information about hedges [line items]
Nominal	R$ 556,791
Present value	328,506
Potential Pis Or Cofins [Member]
Disclosure of detailed information about hedges [line items]
Nominal	40,956
Present value	R$ 25,891